SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Nov. 12, 2021
Cash	$ 44,970	$ 760,012
Working Capital	1,217,130	1,033,554
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	0	0
FDIC cash amount	250,000	250,000
Due to related party	43,900	43,900	$ 43,900
Common stock subject to possible redemption reflected on the condensed balance sheet
Gross proceeds		115,000,000
Less:
Proceeds Allocated to Public Warrants		(12,483,555)
Common stock issuance costs		(6,923,767)
Plus:
Accretion of carrying value to redemption value		21,132,322
Common stock subject to possible redemption		116,725,000
Working Capital Loans Warrants
Due to related party	$ 0	$ 0